American Century World Mutual Funds, Inc. Statement of Additional Information (SAI) Supplement

Supplement dated April 29, 2013 ■ SAI dated April 1, 2013

The following replaces the Accounts Managed table on page 36 of the SAI.

Accounts Managed

The portfolio managers are responsible for the day-to-day management of various accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

Accounts Managed (As of November 30, 2012)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Brian Brady	Number of Accounts	2	0	2
	Assets	$806.5 million1	N/A	$236.4 million
Vinod Chandrashekaran	Number of Accounts	2	0	0
	Assets	$35.4 million2	N/A	N/A
Keith Creveling	Number of Accounts	2	6	7
	Assets	$551.0 million3	$803.6 million	$7.3 billion
Indraneel Das	Number of Accounts	2	0	3
	Assets	$395.2 million4	N/A	$261.2 million
Rajesh Gandhi	Number of Accounts	4	6	5
	Assets	$2.6 billion5	$863.0 million	$597.2 million
Trevor Gurwich	Number of Accounts	2	0	3
	Assets	$395.2 million4	N/A	$261.2 million
Anthony Han	Number of Accounts	2	0	0
	Assets	$669.1 million6	N/A	N/A
Mark Kopinski	Number of Accounts	4	0	5
	Assets	$1.2 billion7	N/A	$497.6 million
Yulin Long	Number of Accounts	2	0	0
	Assets	$35.4 million2	N/A	N/A
Brent Puff	Number of Accounts	2	6	7
	Assets	$551.0 million3	$803.6 million	$7.3 billion
Patricia Ribeiro	Number of Accounts	2	0	0
	Assets	$669.1 million6	N/A	N/A
Alexander Tedder	Number of Accounts	4	6	5
	Assets	$2.6 billion5	$863.0 million	$597.2 million

Accounts Managed (As of November 30, 2012)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Elizabeth Xie	Number of Accounts	2	0	0
	Assets	$32.7 million 8	N/A	N/A

1	Includes $635.6 million in International Discovery.

2	Includes $28.0 million in International Value. Information is provided as of April 22, 2013.

3	Includes $453.4 million in Global Growth.

4	Includes $101.7 million in International Opportunities.

5	Includes $1.6 billion in International Growth and $499.0 million in NT International Growth.

6	Includes $497.6 million in Emerging Markets and $171.5 million in NT Emerging Markets.

7	Includes $635.6 million in International Discovery and $101.7 million in International Opportunities.

8	Includes $26.5 million in International Value.

The following replaces the International Value section of the Ownership of Securities table on page 39 of the SAI.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
International Value Fund
Vinod Chandrashekaran (2)	A
Elizabeth Xie	C
Yulin Long (2)	A

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

2	Information is provided as of April 22, 2013.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

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